Off-Balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 18,384,835	$ 45,302,843
Securities Held in Escrow	$ 17,190,472,358	$ 10,134,326,343